                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04310

                   Morgan Stanley Convertible Securities Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04310
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley Convertible Securities Trust

================= MORGAN STANLEY CONVERTIBLE SECURITIES TRUST ==================

LEVEL 3 COMMUNICATIONS, INC.

Ticker:       LVLT           Security ID:  52729N100
Meeting Date: MAY 24, 2007   Meeting Type: Annual
Record Date:  MAR 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Walter Scott, Jr.          For       For        Management
1.2   Elect Director James Q. Crowe             For       For        Management
1.3   Elect Director Robert E. Julian           For       For        Management
1.4   Elect Director Arun Netravali             For       For        Management
1.5   Elect Director John T. Reed               For       For        Management
1.6   Elect Director Michael B. Yanney          For       For        Management
2     Approve Reverse Stock Split               For       For        Management
3     Other Business                            For       Against    Management
4     Amend Vote Requirements to Amend          Against   For        Shareholder
      Articles/Bylaws/Charter

--------------------------------------------------------------------------------

WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 17, 2007   Meeting Type: Annual
Record Date:  MAR 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Kathleen B. Cooper         For       For        Management
2     Elect Director William R. Granberry       For       For        Management
3     Elect Director Charles M. Lillis          For       For        Management
4     Elect Director William G. Lowrie          For       For        Management
5     Ratify Auditors                           For       For        Management
6     Approve Omnibus Stock Plan                For       For        Management
7     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Convertible Securities Trust
              -------------------------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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